Shareholder Fees {- Contrafund® Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Contrafund Portfolio Investor PRO-12 | Contrafund® Portfolio
Shareholder Fees:
(fees paid directly from your investment)